COMMITMENTS AND CONTINGENCIES	12 Months Ended
Feb. 29, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments Contingencies and Guarantees [Text Block]
19.	COMMITMENTS AND CONTINGENCIES

Lease commitment

The Group leases certain office premises under non-cancellable leases, the term of which are fifteen years or less and are renewable upon negotiation. Rental expenses under operating leases for the years ended February 28, 2014, 2015 and February 29, 2016 were $41,668,122, $58,047,539 and $82,257,681, respectively.

Future minimum payments under non-cancellable operating leases as of February 29, 2016 were as follows:

Fiscal year ending
February 2017	$94,342,862
February 2018	86,070,094
February 2019	75,184,957
February 2020	58,059,986
February 2021	35,939,496
Thereafter	58,669,123

Total	$408,266,518

Investment commitment

The Group was obligated to pay $1,129,340 for the long-term investments under various arrangements as of February 29, 2016.

Capital commitment

As of February 29, 2016, the Group had outstanding capital commitments totaling $2,499,572, which consisted of capital expenditures of property and equipment.

Contingencies

As of February 29, 2016, the Group is in the process of preparing filings and applying for permits of certain learning centers. Since the contingent liability related to not meeting the filing requirements cannot be reasonably estimated, the Group did not record any liabilities.